NET LOSS PER ORDINARY SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share options
Antidilutive securities
Antidilutive securities	5,314,246	4,265,750
Restricted share units
Antidilutive securities
Antidilutive securities	100,000
Restricted ordinary shares
Antidilutive securities
Antidilutive securities		32,689,010
Series Seed Convertible Preferred Shares
Antidilutive securities
Antidilutive securities		30,000,000
Series A Preferred Shares
Antidilutive securities
Antidilutive securities		25,278,350
Convertible Loan
Antidilutive securities
Antidilutive securities		10,119,329